Prepayments, deposits, and other current assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits to software developer	$ 5,648	$ 675
Prepayments to suppliers	11	275
Prepayments to potential companies	3,000
Prepaid service fee	1,000
Other current assets	66	46
Total	$ 9,725	$ 996